Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	75 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series E
Average Annual Return, Percent	12.34%	14.02%	12.66%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series I
Average Annual Return, Percent	7.57%	5.77%	4.19%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series CH
Average Annual Return, Percent	(1.39%)	1.29%	1.56%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series H
Average Annual Return, Percent	(0.84%)	2.28%	1.99%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.84%	14.11%	16.06%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.14%	(0.68%)	1.06%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	1.26%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	1.26%
MSCI USA High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index
Average Annual Return, Percent	6.68%	10.44%	9.77%
Bloomberg High Yield Very Liquid Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Very Liquid Index
Average Annual Return, Percent	7.98%	4.67%	5.01%
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg US Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index
Average Annual Return, Percent	5.95%	2.34%	3.59%
Bloomberg Municipal Bond California Exempt Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Average Annual Return, Percent	0.19%	0.33%	1.24%